Supplementary information to the statements of cash flows	12 Months Ended
Dec. 31, 2025
Supplementary Information To Statements Of Cash Flows
Supplementary information to the statements of cash flows

39.	Supplementary information to the statements of cash flows

	2025	2024	2023
Transactions not involving cash
Additions to property, plant and equipment and intangible assets - with no cash effect	(2,821,905)	(2,576,470)	(2,150,713)
Increase in lease liabilities - no cash effect	2,933,767	2,639,802	2,044,366
C6 Bank bonus warrant	-	-	162,958
Dividends/interest on capital approved but not paid	(1,390,000)	(650,000)	(655,000)
Subscription bonds (Note 12)	-	175,317	-